Deborah A. Sullivan
Assistant Vice President &
Assistant Counsel

November 21, 2001

VIA EDGAR

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer Main Street(R)Opportunity Fund
                  Reg. No. 333-40186; 811-10001

To the Securities and Exchange Commission:

         An electronic  ("EDGAR")  filing is hereby being made under Rule 497 of the Securities Act of 1933 on behalf of Oppenheimer
Main Street  Opportunity Fund (the  "Registrant").  This filing includes the Prospectus and Statement of Additional  Information  dated
November 28, 2001 of the Registrant and a supplement to the Prospectus dated November 28, 2001 of the Registrant.

         If there are any questions, please contact the undersigned.

                                                              Very truly yours,

                                                              /s/ Deborah A. Sullivan

                                                              Deborah A. Sullivan
                                                              Assistant Vice President &
                                                              Assistant Counsel
Encl.

cc:      Larry Green, Esq.
         Allan B. Adams, Esq.
         Stuart Opp  (Deloitte & Touche LLP)
         Gloria LaFond